UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Export and Multinational Fund

May 31, 2015

1.802195.111

EXF-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.7%
Auto Components - 1.3%
BorgWarner, Inc.	192,000	$ 11,549
Delphi Automotive PLC	137,800	11,986
		23,535
Hotels, Restaurants & Leisure - 0.6%
Wyndham Worldwide Corp.	126,300	10,724
Household Durables - 2.6%
Jarden Corp. (a)	539,250	28,613
NVR, Inc. (a)	13,400	18,232
		46,845
Internet & Catalog Retail - 2.1%
Liberty Interactive Corp.:
(Venture Group) Series A (a)	191,926	7,965
Series A (a)	460,900	12,891
Priceline Group, Inc. (a)	13,800	16,174
		37,030
Media - 7.0%
DIRECTV (a)	332,600	30,280
Discovery Communications, Inc. Class A (a)	366,800	12,449
Liberty Global PLC Class A (a)	343,800	19,779
Liberty Media Corp. Class A (a)	506,100	19,391
Starz Series A (a)	322,000	13,511
Time Warner Cable, Inc.	95,700	17,311
Viacom, Inc. Class B (non-vtg.)	203,400	13,603
		126,324
Specialty Retail - 1.1%
Bed Bath & Beyond, Inc. (a)	126,400	9,015
GameStop Corp. Class A (d)	242,600	10,531
		19,546
TOTAL CONSUMER DISCRETIONARY		264,004
CONSUMER STAPLES - 6.6%
Food Products - 2.4%
General Mills, Inc.	175,800	9,871
Kellogg Co.	91,600	5,750
Kraft Foods Group, Inc.	332,600	28,088
		43,709
Household Products - 1.4%
Church & Dwight Co., Inc.	290,900	24,427
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 2.8%
British American Tobacco PLC sponsored ADR	77,600	$ 8,592
Philip Morris International, Inc.	223,900	18,599
Reynolds American, Inc.	288,800	22,165
		49,356
TOTAL CONSUMER STAPLES		117,492
ENERGY - 7.0%
Energy Equipment & Services - 2.0%
Ensco PLC Class A	208,100	4,890
Schlumberger Ltd.	345,000	31,316
		36,206
Oil, Gas & Consumable Fuels - 5.0%
Chevron Corp.	226,900	23,371
Exxon Mobil Corp.	676,814	57,665
Valero Energy Corp.	141,500	8,382
		89,418
TOTAL ENERGY		125,624
FINANCIALS - 18.9%
Banks - 8.6%
JPMorgan Chase & Co.	718,100	47,237
M&T Bank Corp.	184,600	22,314
PNC Financial Services Group, Inc.	95,800	9,167
U.S. Bancorp	631,600	27,228
Wells Fargo & Co.	867,000	48,517
		154,463
Capital Markets - 0.6%
Franklin Resources, Inc.	201,700	10,269
Consumer Finance - 0.8%
American Express Co.	171,600	13,680
Diversified Financial Services - 4.0%
Berkshire Hathaway, Inc. Class B (a)	502,300	71,827
Insurance - 4.5%
Fairfax Financial Holdings Ltd. (sub. vtg.)	16,400	8,261
Markel Corp. (a)	23,500	18,160
The Chubb Corp.	234,800	22,893
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Torchmark Corp.	271,400	$ 15,489
W.R. Berkley Corp.	319,400	15,651
		80,454
Real Estate Investment Trusts - 0.4%
Public Storage	38,300	7,413
TOTAL FINANCIALS		338,106
HEALTH CARE - 14.3%
Health Care Equipment & Supplies - 1.1%
Medtronic PLC	267,700	20,431
Health Care Providers & Services - 7.5%
Anthem, Inc.	140,900	23,650
DaVita HealthCare Partners, Inc. (a)	237,200	19,873
Express Scripts Holding Co. (a)	232,100	20,225
Laboratory Corp. of America Holdings (a)	133,000	15,687
McKesson Corp.	100,900	23,937
UnitedHealth Group, Inc.	250,900	30,161
		133,533
Pharmaceuticals - 5.7%
AbbVie, Inc.	215,800	14,370
Johnson & Johnson	437,600	43,821
Pfizer, Inc.	1,014,100	35,240
Teva Pharmaceutical Industries Ltd. sponsored ADR	153,000	9,195
		102,626
TOTAL HEALTH CARE		256,590
INDUSTRIALS - 12.8%
Aerospace & Defense - 3.2%
Honeywell International, Inc.	205,100	21,371
TransDigm Group, Inc.	44,000	9,946
United Technologies Corp.	215,700	25,274
		56,591
Commercial Services & Supplies - 0.8%
KAR Auction Services, Inc.	402,600	15,001
Electrical Equipment - 1.3%
AMETEK, Inc.	436,500	23,466
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 5.6%
Danaher Corp.	481,200	$ 41,537
General Electric Co.	1,291,700	35,225
Roper Industries, Inc.	132,800	23,235
		99,997
Machinery - 1.2%
Deere & Co.	220,500	20,656
Road & Rail - 0.7%
CSX Corp.	369,400	12,589
TOTAL INDUSTRIALS		228,300
INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 2.8%
Cisco Systems, Inc.	1,045,800	30,652
QUALCOMM, Inc.	284,700	19,838
		50,490
Electronic Equipment & Components - 2.3%
Amphenol Corp. Class A	320,100	18,262
CDW Corp.	302,000	11,204
TE Connectivity Ltd.	157,100	10,840
		40,306
Internet Software & Services - 1.7%
Google, Inc. Class A (a)	54,800	29,884
IT Services - 6.4%
Amdocs Ltd.	130,200	7,141
Fidelity National Information Services, Inc.	287,300	18,014
Fiserv, Inc. (a)	287,200	23,019
IBM Corp.	156,200	26,499
The Western Union Co.	1,006,500	22,093
Visa, Inc. Class A	260,500	17,891
		114,657
Software - 4.2%
Microsoft Corp.	1,148,000	53,795
Oracle Corp.	499,600	21,728
Trion World Network, Inc.:
warrants 8/10/17 (a)(e)	28,652	0
warrants 10/3/18 (a)(e)	41,940	0
		75,523
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	461,800	$ 60,163
Western Digital Corp.	126,500	12,316
		72,479
TOTAL INFORMATION TECHNOLOGY		383,339
MATERIALS - 3.0%
Chemicals - 3.0%
Eastman Chemical Co.	226,000	17,350
Ecolab, Inc.	104,000	11,924
LyondellBasell Industries NV Class A	243,200	24,588
		53,862
TOTAL COMMON STOCKS (Cost $1,479,539)		1,767,317
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Mode Media Corp. Series M-1, 8.00% (a)(e)	427,303	765
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc.:
Series C, 8.00% (a)(e)	910,747	528
Series C-1, 8.00% (a)(e)	71,630	42
Series D, 8.00% (a)(e)	76,875	45
		615
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,861)		1,380
Convertible Bonds - 0.0%
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/15 pay-in-kind (e) (Cost $300)	$ 300	$ 300
Money Market Funds - 1.1%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	19,794,646	19,795
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	208,750	209
TOTAL MONEY MARKET FUNDS (Cost $20,004)		20,004
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,514,704)		1,789,001
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,262
NET ASSETS - 100%		$ 1,790,263
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,680,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Mode Media Corp. Series M-1, 8.00%	3/19/08	$ 9,063
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Security	Acquisition Date	Acquisition Cost (000s)
Trion World Network, Inc. warrants 10/3/18	10/10/13	$ 0*
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 5,001
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 393
Trion World Network, Inc. Series D, 8.00%	3/20/13	$ 404
Trion World Network, Inc. 15% 10/10/15 pay-in-kind	10/10/13 - 10/10/14	$ 300
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 15
Fidelity Securities Lending Cash Central Fund	6
Total	$ 21
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 264,769	$ 264,004	$ -	$ 765
Consumer Staples	117,492	117,492	-	-
Energy	125,624	125,624	-	-
Financials	338,106	338,106	-	-
Health Care	256,590	256,590	-	-
Industrials	228,300	228,300	-	-
Information Technology	383,954	383,339	-	615
Materials	53,862	53,862	-	-
Corporate Bonds	300	-	-	300
Money Market Funds	20,004	20,004	-	-
Total Investments in Securities:	$ 1,789,001	$ 1,787,321	$ -	$ 1,680
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $1,520,273,000. Net unrealized appreciation aggregated $268,728,000, of which $298,736,000 related to appreciated investment securities and $30,008,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 30, 2015